UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
				[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, April 22, 2005


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	$104,025


List of Other Included Managers:    NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      290    79800 SH       SOLE                    39500             40300
3M                             COM              604059105      511     7066 SH       SOLE                     3466              3600
Adobe Systems                  COM              00724F101      566    19800 SH       SOLE                    11600              8200
Altria Group Inc.              COM              02209S103     3546    54834 SH       SOLE                    25434             29400
American Express Co.           COM              025816109      575    10800 SH       SOLE                     2000              8800
American International Group   COM              026874107      773    13303 SH       SOLE                     6203              7100
Amgen Inc.                     COM              031162100     1389    22977 SH       SOLE                    12405             10572
Anheuser Busch Companies Inc.  COM              035229103     1157    25300 SH       SOLE                    13800             11500
Arkansas Best                  COM              040790107      394    12400 SH       SOLE                     7400              5000
BP-Amoco                       COM              055622104     1707    27366 SH       SOLE                     1978             25388
BankAmerica Corp.              COM              060505104      641    14048 SH       SOLE                     6494              7554
Boeing Company                 COM              097023105      238     3600 SH       SOLE                      500              3100
Borland Software Corp.         COM              099849101      161    23500 SH       SOLE                    11000             12500
Bright Horizons Family Solutio COM              109195107      269     6600 SH       SOLE                     4800              1800
Carolina Group - Loews Corp    COM              540424207      280     8400 SH       SOLE                     3300              5100
Cerner Corp.                   COM              156782104      224     3300 SH       SOLE                     2400               900
Chevron Corp. New              COM              166764100      661    11828 SH       SOLE                     1326             10502
Church & Dwight Co. Inc.       COM              171340102      610    16850 SH       SOLE                     6800             10050
Citigroup Inc.                 COM              172967101     2714    58712 SH       SOLE                    26908             31804
Constellation Brands Inc.      COM              21036P108     1434    48600 SH       SOLE                    20000             28600
Corning Inc.                   COM              219350105      340    20450 SH       SOLE                     4000             16450
Corporate Executive Board Co.  COM              21988r102      313     4000 SH       SOLE                     2700              1300
Countrywide Financial Corp.    COM              222372104     1007    26088 SH       SOLE                    17196              8892
Coventry Health Care Inc.      COM              222862104      425     6000 SH       SOLE                     3200              2800
Cumulus Media Inc.             COM              231082108      168    14300 SH       SOLE                     6600              7700
Dentsply International, Inc.   COM              249030107      486     9000 SH       SOLE                     4600              4400
E. W. Scripps                  COM              811054204     1095    22432 SH       SOLE                    13132              9300
Eastman Kodak                  COM              277461109      556    20700 SH       SOLE                     3000             17700
Erie Family Life               COM              295242101      277     8757 SH       SOLE                     1375              7382
Erie Indemnity                 COM              29530P102     1630    30050 SH       SOLE                    20039             10011
Exxon Mobil Corporation        COM              30231G102     5829   101434 SH       SOLE                     6986             94448
Fannie Mae                     COM              313586109      280     4800 SH       SOLE                      800              4000
Federal Express                COM              31428X106      365     4500 SH       SOLE                     2300              2200
First Data Corporation         COM              319963104     1497    37300 SH       SOLE                    17000             20300
General Electric               COM              369604103     1773    51181 SH       SOLE                    23381             27800
Genesee & Wyoming Inc. Class A COM              371559105      291    10700 SH       SOLE                     7550              3150
H.J. Heinz Company             COM              423074103      651    18368 SH       SOLE                     7718             10650
Home Depot                     COM              437076102     1082    27806 SH       SOLE                    16906             10900
IAC/Interactive Corp.          COM              44919P102      449    18700 SH       SOLE                    10000              8700
IPC Holdings                   COM              012268661      365     9200 SH       SOLE                     5500              3700
Intel Corp.                    COM              458140100      760    29198 SH       SOLE                     3700             25498
J P Morgan Chase & Co.         COM              46625H100      279     7900 SH       SOLE                     2450              5450
L-3 Communications Hlds        COM              502424104     1141    14900 SH       SOLE                     6300              8600
LSI Logic Corp.                COM              502161102       87    10200 SH       SOLE                     3300              6900
Lawson Software Inc.           COM              520780107      121    23500 SH       SOLE                    11000             12500
Legg Mason Inc.                COM              524901105      822     7897 SH       SOLE                     5898              1999
Marsh & McClellan              COM              571748102      834    30100 SH       SOLE                    12600             17500
Merck & Co.                    COM              589331107      237     7700 SH       SOLE                     3600              4100
Michaels Stores Inc            COM              594087108      571    13800 SH       SOLE                     4700              9100
Microsoft                      COM              594918104     1156    46530 SH       SOLE                    24650             21880
National City Corp.            COM              635405103      462    13546 SH       SOLE                     1500             12046
New York Community Bancorp     COM              649445103      369    20352 SH       SOLE                    10958              9394
North Fork Bancorp             COM              659424105      586    20872 SH       SOLE                    17300              3572
Novell Inc.                    COM              670006105      146    23600 SH       SOLE                    11100             12500
Patterson Cos. Inc.            COM              703395103     1163    25800 SH       SOLE                    10600             15200
PepsiCo Inc.                   COM              713448108      266     4925 SH       SOLE                     3825              1100
Pfizer Inc.                    COM              717081103      485    17580 SH       SOLE                     4800             12780
Procter & Gamble               COM              742718109      526     9968 SH       SOLE                     7068              2900
Schering Plough Corp.          COM              806605101      372    19512 SH       SOLE                     6812             12700
Scottish Re Group LTD          COM              013392862      349    14400 SH       SOLE                     7600              6800
Southern Company               COM              842587107      285     8220 SH       SOLE                     3820              4400
St. Paul Travelers Companies I COM              792860108     1203    30438 SH       SOLE                    14106             16332
Stryker Corp                   COM              863667101      392     8251 SH       SOLE                     5251              3000
Texas Regional Bancshares      COM              882673106      204     6695 SH       SOLE                     3975              2720
Time Warner, Inc.              COM              883717105      256    15300 SH       SOLE                     6250              9050
Tribune                        COM              896047107      299     8500 SH       SOLE                     5400              3100
United Parcel Service, Class B COM              911312106      332     4800 SH       SOLE                     2100              2700
Varian Medical Systems Inc.    COM              92220P105      332     8900 SH       SOLE                     5700              3200
Verizon Communications         COM              92343V104      686    19869 SH       SOLE                    14080              5789
Fidelity Adv Equity Growth Fd  MF               315805101      284 6030.111 SH       SOLE                 6030.111
Schwab Instl Select S&P 500    MF               808509798     9720 1034071.350SH     SOLE              1034071.350
Seligman Growth Fund A         MF               816335103       39 10205.207SH       SOLE                10205.207
T Rowe Price Equity Income     MF               779547108      228 8745.719 SH       SOLE                 8745.719
Vanguard 500 Index Fund        MF               922908108      442 4025.212 SH       SOLE                 3229.672           795.540
Vanguard Windsor II            MF               922018205     3326 106360.363SH      SOLE               105455.560           904.803
Calamos Growth Cl A            MF               128119302     5068 99726.943SH       SOLE                98843.880           883.063
Janus MC Value Fd              MF               471023598     2483 109223.486SH      SOLE               107551.695          1671.791
Meridian Growth Fd             MF               589619105      375 10476.515SH       SOLE                10476.515
Muhlenkamp Fund                MF               962096103     5595 68484.182SH       SOLE                67882.433           601.749
Oakmark Select Fund            MF               413838608     1792 53808.515SH       SOLE                53808.515
Rainier Small/Mid Growth Fd    MF               750869208      524 17647.225SH       SOLE                17647.225
T Rowe MC Growth               MF               779556109     7406 145875.715SH      SOLE               144779.992          1095.723
Buffalo Small Cap              MF               119804102     1385 50470.367SH       SOLE                49949.670           520.697
FPA Capital                    MF               302539101      363 8460.232 SH       SOLE                 8460.232
Janus SC Value Fd              MF               083902205     1793 58089.967SH       SOLE                58089.967
Royce Low Priced Stk           MF               780905808      661 44937.782SH       SOLE                43535.033          1402.749
UMB Scout Sm Cap               MF               90280r102      556 36177.667SH       SOLE                36177.667
Vanguard Explorer Fd           MF               921926101     1769 23600.234SH       SOLE                23454.181           146.053
Artisan Int'l Fund             MF               04314H204     1851 85238.735SH       SOLE                85238.735
Julius Baer Intl Eqty A        MF               481370104      947 30008.240SH       SOLE                29216.356           791.884
UBS Global Allocation Fd CL A  MF               90262h627      185 13906.893SH       SOLE                13906.893
Nasdaq-100 Unit Ser.1          UIT              631100104      890 24200.000SH       SOLE                13000.000         11200.000
ABN Amro Capital 5.90% Series  PFD              00372P203      356    14600 SH       SOLE                     5800              8800
ABN Amro Capital 6.08% Series  PFD              00372Q201      241     9700 SH       SOLE                     4800              4900
Bank of America Capital 7.00%  PFD              055187207      259    10000 SH       SOLE                                      10000
Citigroup Capital 6.10% TRUPS  PFD              173064205      348    13800 SH       SOLE                     5000              8800
Countrywide Capital IV 6.75%   PFD              22238E206      402    15500 SH       SOLE                     4100             11400
Fanniemae  4.75%               PFD              313586836      245     6000 SH       SOLE                      300              5700
Fleet Capital 7.20% Series VII PFD              33889X203      337    13000 SH       SOLE                     1000             12000
GE Capital Corp. 6.625% PINES  PFD              369622527      310    11800 SH       SOLE                     1000             10800
GMAC 7.375%                    PFD              370425308      336    15700 SH       SOLE                     2800             12900
J.P. Morgan Chase Capital 7.00 PFD              46623D200      270    10400 SH       SOLE                                      10400
J.P. Morgan Chase Capital XI 5 PFD              46626V207      398    16200 SH       SOLE                     4300             11900
PLC Capital Trust 6.125% Calla PFD              69340y208      201     8000 SH       SOLE                                       8000
Provident Capital 10.25% Serie PFD              74386F303      229     8900 SH       SOLE                     4600              4300
SLM Corp Floater CPI + 200     PFD              78442p403      398    16300 SH       SOLE                     9700              6600
Suntrust Capital 7.05% Series  PFD              86789N204      274    10600 SH       SOLE                      300             10300